Commitments - Schedule of other contractual commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 213,991	$ 339,128
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	69,907
Year ending 2023 - 2024
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	69,099
Year ending 2025 - 2026
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	14,224
Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	60,761
Capital purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	11,076	9,781
Capital purchase obligations | Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	11,076
Capital purchase obligations | Year ending 2023 - 2024
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Capital purchase obligations | Year ending 2025 - 2026
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Capital purchase obligations | Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Other purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	114,060	235,002
Other purchase obligations | Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	57,393
Other purchase obligations | Year ending 2023 - 2024
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	56,667
Other purchase obligations | Year ending 2025 - 2026
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Other purchase obligations | Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	0
Obligations for leases that have not yet commenced
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	88,855	$ 94,345
Obligations for leases that have not yet commenced | Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	1,438
Obligations for leases that have not yet commenced | Year ending 2023 - 2024
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	12,432
Obligations for leases that have not yet commenced | Year ending 2025 - 2026
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	14,224
Obligations for leases that have not yet commenced | Thereafter
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 60,761